SHARE CAPITAL - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 year shares $ / shares	Dec. 31, 2019 shares year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	0	743,000
Vesting terms	5 years	5 years
Dividend yield	3.792%	3.792%
Expected volatility	17.00%	17.00%
Risk-free interest rate	223.80%
Expected life [years] | year	6.8
Forfeiture rate	0.00%	13.00%
Fair value per stock option (in CAD per share)	$ 2.48
Exercise price (in CAD per share)	$ 18.99	$ 18.99
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		218.20%
Expected life [years] | year		5.2
Fair value per stock option (in CAD per share)		$ 2.23
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		223.80%
Expected life [years] | year		6.8
Fair value per stock option (in CAD per share)		$ 2.48
2019 option, grant one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares		213,000
2019 option, grant two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares		530,000